Major exchange rates (Tables)	12 Months Ended
Dec. 31, 2017
Effects Of Changes In Foreign Exchange Rates [Abstract]
Major exchange rates used in the financial statements
The following major exchange rates have been used in preparing the consolidated financial statements:

	closing rates			average rates
1 XXX = x,xxxx USD	December 31, 2017	December 31, 2016	December 31, 2015	2017	2016	2015
EUR	1.1993	1.0541	1.0887	1.1249	1.1061	1.1154
GBP	1.3517	1.2312	1.4833	1.2880	1.3662	1.5315